Consolidated balance sheets R$ in Thousands, $ in Millions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Current assets
Cash and cash equivalents	R$ 927,668	R$ 2,899,060
Current investments	487,924	782,612
Compulsory reserve	4,761,404	2,525,971
Current trade receivables	57,628,538	41,757,204
Current receivables from related parties	9,082	4,307
Derivative Financial Instruments	58,470	0
Current inventories	1,642	33,537
Current tax assets	551,722	563,305
Other current receivables	194,465	162,832
Total current assets	64,620,915	48,728,828
Non-current assets
Non-current trade receivables	2,174,735	1,143,779
Non-current receivables from third parties	22,767	27,974
Non-current tax assets	318,197	0
Non-current Judicial Deposits	79,591	50,992
Deferred tax assets	95,872	98,856
Other non-current receivables	89,902	35,584
Property, plant and equipment	2,572,336	2,451,011
Intangible assets and goodwill	2,926,302	2,571,069
Total non-current assets	8,279,702	6,379,265
Total assets	72,900,617	55,108,093
Current Liabilities
Current Payables To Third Parties	11,557,648	9,965,603
Obligations to FIDC quota holders	134,375	0
Checking accounts	12,030,573	11,382,924
Current deposits from customers	12,677,098	11,365,373
SalariesAndSocialCharges	402,643	345,248
Current tax liabilities, current	280,762	240,671
Current provision for contingencies	43,820	91,490
Borrowings	4,521,503	189,427
Derivative Financial Instruments	69,969	40,945
Trade and other current payables	663,229	513,920
Current payables to related parties	116,383	135,478
Current contract liabilities	128,849	128,461
Other current payables	117,630	32,379
Total current liabilities	42,744,482	34,431,919
Non-current liabilities
Non-current payments to third parties	84,570	185,861
Non Current Obligations to FIDC quota holders	1,017,009	118,986
Non-current deposits from customers	11,412,136	4,823,067
Non-current payables to related parties	1,014,863	341,326
Deferred tax liabilities	1,790,362	1,832,087
Non-current provision for contingencies	71,140	5,729
Non-current contract liabilities	16,579	17,724
Trade and other non-current payables	81,104	110,709
Total non-current liabilities	15,487,763	7,435,489
Total liabilities	58,232,245	41,867,408
Equity
Issued capital	26	26
Treasury shares	(1,367,677)	(760,317)
Capital reserve	6,133,863	6,132,745
Retained earnings	10,007,444	7,891,076
Other equity interest	(22,372)	(22,372)
Accumulated other comprehensive income	(82,912)	(473)
Total equity	14,668,372	13,240,685
Total equity and liabilities	R$ 72,900,617	R$ 55,108,093